Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net loss	$ (1,168,123)	$ (7,823,453)	$ (10,412,582)	$ (5,755,256)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	203,890	211,658	827,696	247,366
Stock based compensation, including amortization of deferred equity compensation	116,735	307,160	742,729	564,667
Amortization of original issue discount and debt discount on convertible notes				530,930
Loss on sales of marketable securities				282,107
Change in fair value of derivative financial instruments				(739,485)
Loss on extinguishment of debt		5,589,994	4,957,168	1,347,371
Change in fair value of debt		19,246	19,246	381,835
Change in fair value of contingent acquisition consideration	(438,322)	635,700	373,656	(75,952)
Changes in operating assets and liabilities:
Accounts receivable	8,160	(38,152)	866	86,295
Inventory	(20,223)	(16,202)	(39,730)	(24,740)
Prepaid expenses and deposits	26,310	4,032	(48,060)	73,125
ROU lease assets	33,309	24,234	109,587	222,781
Accounts payable and accrued expenses	(30,455)	(83,854)	(169,589)	983,904
Lease liability	(34,710)	(24,956)	(114,254)	(221,009)
Due to related party, current portion				46,370
Contract liabilities	(39,489)	(22,366)	(16,587)	(67,606)
Net cash used in operating activities	(1,342,918)	(1,216,959)	(3,769,854)	(2,117,297)
Cash Flows from Investing Activities
Proceeds from sale of marketable securities				2,784,782
Acquisition, net of cash acquired				(810,156)
Payment of contingent acquisition consideration			(322,106)	(137,390)
Acquisition of property and equipment	(22,014)	(7,399)	(19,250)	(24,997)
Net cash used in investing activities	(22,014)	(7,399)	(341,356)	1,812,239
Cash Flows from Financing Activities
Proceeds from sale of common stock		4,389,361	6,949,281	1,187,286
Proceeds from exercise of options and warrants		65,650	350,200
Proceeds from issuance of convertible notes				827,500
Repayment of convertible notes				(1,882,405)
Proceeds from related party loans				149,000
Repayment of related party loans				(967,756)
Proceeds from government loans				1,071,069
Repayment of vendor loans payable		(51,109)	(51,109)	(27,893)
Repurchase of treasury stock			(7,700)
Net cash provided by financing activities		4,403,902	7,240,672	356,801
Net increase (decrease) in cash	(1,364,932)	3,179,544	3,129,462	51,743
Cash, beginning of period	3,291,646	162,184	162,184	110,441
Cash, end of period	1,926,714	3,341,728	3,291,646	162,184
Supplemental disclosure of cash flow information:
Cash paid during the period for interest		232	232	203,396
Cash paid during the period for income tax
Schedule of non-cash investing and financing activities:
Forgiveness of government loans			632,826
Common stock issuable issued during period	37,778	66,161	262,273	66,161
Fair value of warrants issued for professional service			43,236
Incremental fair value of warrants modified to extend maturity date of convertible notes payable		126,502	126,502
Conversion of convertible note payable to common shares		4,061,549	4,061,549	1,665,516
Fair value of warrants issued in connection with conversion of convertible notes payable		3,074,637	3,074,637
Accrued liabilities relieved upon cashless exercise of warrants		614,221	614,221
Fair value of liability-classified equity instruments cancelled (net of earned)	$ 25,625
Contingent acquisition consideration payable in common stock			366,300
Fair value of liability-classified equity instruments issued			165,000
Initial derivative liability and fair value of beneficial conversion feature and original issue discount allocated to proceeds of variable convertible notes payable				211,497
Adoption of lease obligation and ROU asset				365,563
Fair value of shares issued as acquisition consideration				2,906,145
Fair value of contingent acquisition consideration issued				1,999,676
Derivative liabilities written off with repayment of convertible notes payable				328,000
Derivative liabilities written off with conversion of convertible notes payable				135,300
Reduction in contingent acquisition consideration				200,328
Fair value of marketable securities received as consideration for sale of common and preferred shares				3,006,889
Gain on extinguishment of related party debt allocated to additional paid in capital				$ 283,862